Document and Entity Information	12 Months Ended
Oct. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	May 31, 2012
Registrant Name	JOHN HANCOCK SOVEREIGN BOND FUND
Central Index Key	0000045288
Amendment Flag	false
Document Creation Date	Mar. 21, 2013
Document Effective Date	Mar. 21, 2013
Prospectus Date	Oct. 01, 2012